Long-Term Debt - Schedule of Components of Interest Expense and Related Fees for Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
East West Bank
Long-Term Debt
Total interest expense and amortization of deferred financing costs					$ 164	$ 124
2021 Credit Facility
Long-Term Debt
Interest expense – other	$ 1	$ 1	$ 4	$ 4
2021 Credit Facility | Lafayette Square
Long-Term Debt
Interest expense	1,020	896	2,975	2,665
Amortization of deferred financing costs	186	163	558	435
Total interest expense and amortization of deferred financing costs	1,413	1,060	4,068	3,104
2021 Credit Facility | East West Bank
Long-Term Debt
Interest expense	$ 206	$ 0	$ 531	$ 0